Revenue - Unpriced contract modifications (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 410,061	$ 292,557
Uncollected consideration	7,526	8,020
Variable consideration - unpriced contract modifications
Disaggregation of Revenue [Line Items]
Revenue	250	1,168
Accounts receivable
Disaggregation of Revenue [Line Items]
Uncollected consideration	0	358
Contract assets
Disaggregation of Revenue [Line Items]
Uncollected consideration	$ 7,526	$ 7,662